SCHEDULE OF AGGREGATE ANNUAL MATURITIES OF LONG-TERM DEBT (Details) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
2024	$ 1,247	$ 1,514
2025	505	489
Total	1,752	2,003
Total long-term debt	1,752	1,514	$ 1,267
Less: current portion		$ 489	$ 1,707